Lease (Details) - Schedule of component of lease cost - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Component Of Lease Cost Abstract
Operating lease cost	¥ 16,540	¥ 54,732
Short-term lease cost	3,648	13,618
Total	¥ 20,188	¥ 68,350